Nature of Business (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	May. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Proceeds from initial public offering, net of issuance costs		$ 136,251	$ 0	$ 0
Class A Subordinate Voting | IPO
Class of Stock [Line Items]
Share price (in dollars per share)	$ 17.00
Proceeds from initial public offering, net of issuance costs	$ 136,251
Underwriting discounts and commissions	10,537
Other offering expenses	$ 3,747
Common Stock
Class of Stock [Line Items]
Issuance of stock (in shares)		8,855,000
Shares issued upon conversion of convertible preferred stock		27,159,277
Common Stock | Class A Subordinate Voting | IPO
Class of Stock [Line Items]
Issuance of stock (in shares)	8,855,000
Common Stock | Class A Subordinate Voting | Over-Allotment Option
Class of Stock [Line Items]
Issuance of stock (in shares)	1,155,000
Common Stock | Class B Multiple Voting | IPO
Class of Stock [Line Items]
Shares issued upon redesignation of common stock	39,780,952
Shares issued upon conversion of convertible preferred stock	27,159,277